Pension Liabilities, Net (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Liabilities, Net [Abstract]
Discount rate	4.20%	3.80%
Expected return on plan assets	3.60%	4.10%
Rate of compensation increase	3.25%	3.50%